Condensed Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
General Partners' Capital Account, Units Outstanding	40,141,197	39,721,461	38,544,218
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,731,672	1,784,208
Temporary Equity, Shares Outstanding	78,154	72,786